UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	09-30-2004

Institutional Investment Manager Filing this Report:

Name:	Verus Investment Management
Address:	22901 Millcreek Boulevard 6th Floor
		Highland Hills, OH  44122

Form 13F File Number:	28-10444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Martin Christ
Title:	Vice President Investor Relations
Phone:	216-765-1722

Signature, Place, and Date of Signing:
		Highland Hills, Ohio		11-12-2004


Report Type:	13F HOLDINGS REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	42

Form 13F Information Table Value Total:	$33,641


List of Other Included Managers		NONE


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Verus Investment Management









30-Sept-04



















NAME OF
TITLE OF

 VALUE
SHRS OR
INVESTMENT
OTHER
VOTING AUTHORITY
ISSUER
CLASS
CUSIP
 (x $1000)
PRN AMT
DISCRETION
MANAGERS
SOLE
SHARED
NONE
Agere Systems Inc-Cl A
com
00845V100
18
       17,540
Sole

       17,540


Agnico Eagle Mines Ltd
com
8474108
2391
      167,420
Sole

      167,420


Allegheny Energy Inc
com
17361106
3231
      202,450
Sole

      202,450


Bristol-Myers Squibb Co
com
110122108
488
       20,600
Sole

       20,600


Chesapeake Energy Corp
com
165167107
2608
      164,750
Sole

      164,750


Consol Energy Inc
com
20854P109
941
       26,960
Sole

       26,960


Cray Inc
com
225223106
103
       29,160
Sole

       29,160


Diamond Offshr Drillng
com
25271C102
2068
       62,690
Sole

       62,690


Entrust Inc
com
293848107
419
      165,464
Sole

      165,464


Forest Oil Corp
com
346091705
331
       11,000
Sole

       11,000


FTI Consulting Inc
com
302941109
1750
       92,580
Sole

       92,580


Gene Logic Inc
com
368689105
193
       51,770
Sole

       51,770


Glamis Gold Ltd
com
376775102
1620
       86,500
Sole

       86,500


GlobalSantaFe Corp
com
G3930E101
615
       20,060
Sole

       20,060


Goldcorp Inc
com
380956409
948
       68,370
Sole

       68,370


Hanover Compressor Co
com
410768105
443
       32,970
Sole

       32,970


Horizon Offshore Inc
com
44043J105
18
       25,002
Sole

       25,002


Input/Output Inc.
com
457652105
814
       78,960
Sole

       78,960


Key Energy Services Inc
com
492914106
514
       46,510
Sole

       46,510


Layne Christensen Co
com
521050104
431
       28,578
Sole

       28,578


LSI Logic Corp
com
502161102
76
       17,700
Sole

       17,700


Nabors Industries Ltd
com
G6359F103
1432
       30,240
Sole

       30,240


Newmont Mining Corp
com
651639106
2218
       48,720
Sole

       48,720


Newpark Resources
com
651718504
201
       33,420
Sole

       33,420


Noble Corp
com
G65422100
948
       21,080
Sole

       21,080


Parallel Petroleum
com
699157103
181
       38,010
Sole

       38,010


Parker Drilling Co
com
701081101
103
       28,110
Sole

       28,110


Patterson-Uti Energy Inc
com
703481101
652
       34,200
Sole

       34,200


Petro-Canada
com
71644E102
812
       15,630
Sole

       15,630


Petroquest Energy
com
716748108
142
       27,271
Sole

       27,271


Placer Dome Inc
com
725906101
3102
      156,040
Sole

      156,040


Pride International
com
74153Q102
618
       31,240
Sole

       31,240


Primus Telecommunications GP
com
741929103
26
       17,500
Sole

       17,500


Semco Energy Inc
com
78412D109
119
       21,620
Sole

       21,620


Siebel Systems Inc
com
826170102
151
       20,000
Sole

       20,000


Stonepath Group Inc
com
861837102
20
       22,180
Sole

       22,180


Stratex Networks Inc
com
86279T109
39
       17,466
Sole

       17,466


Synopsys Inc
com
871607107
205
       13,000
Sole

       13,000


Tidewater Inc
com
886423102
557
       17,120
Sole

       17,120


Transocean Inc
com
G90078109
1317
       36,800
Sole

       36,800


Vesta Insurance Group
com
925391104
78
       17,300
Sole

       17,300


Whiting Petroleum Corp
com
966387102
700
       23,030
Sole

       23,030


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